John Hancock

200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-9197

Fax: (617) 572-9161

E-mail:

jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Chief

Counsel

VIA EDGAR

April 27, 2021

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE        John Hancock Life Insurance Company (U.S.A.)

             Registration Statements Filed On Form N-6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 333-164157

John Hancock Variable Life Account UV (Flex V1)	# 333-164158

John Hancock Variable Life Account UV (Flex V2)	# 333-164159

John Hancock Variable Life Account UV (Medallion Variable Universal Life)	# 333-164160

John Hancock Variable Life Account UV (Variable Estate Protection)	# 333-164161

John Hancock Variable Life Account UV (Variable Estate Protection Plus)	# 333-164162

John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-164164

John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	# 333-164163

John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	# 333-164165

John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	# 333-164166

John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	# 333-164167

John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	# 333-164168

John Hancock Variable Life Account UV (Majestic Variable COLI)	# 333-164169

John Hancock Variable Life Account UV (Performance Executive Variable Life)	# 333-164170

John Hancock Variable Life Account S (Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III)	# 333-164150

John Hancock Variable Life Account S (Majestic VUL, Majestic Variable Universal Life 98)	# 333-164151

John Hancock Variable Life Account S (Variable Master Plan Plus)	# 333-164152

John Hancock Variable Life Account S (Majestic Variable COLI)	# 333-164153

John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)	# 333-164156

John Hancock Variable Life Account S (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	# 333-164154

John Hancock Variable Life Account S (Performance Executive Variable Life)	# 333-164155

John Hancock Variable Life Account U (Medallion Variable Universal Life, Medallion Variable Universal Life Plus)	# 333-164171

John Hancock Variable Life Account U (Annual Premium Variable Life)	# 333-164172

John Hancock Variable Life Account U (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	# 333-164173

John Hancock Variable Life Account U (eVariable Life)	# 333-164174

John Hancock Variable Life Account V (Flex V1)	# 333-164175

John Hancock Variable Life Account V (Flex V2)	# 333-164176

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulator, EPVUL, Accumulation)	# 333-85284

John Hancock Life Insurance Company (U.S.A.) Account A (Protector)	# 333-88748

John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	# 333-71136

John Hancock Life Insurance Company (U.S.A.) Account A (SVUL)	# 333-100597

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life)	# 333-124150

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance VUL)	# 333-131299

John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship Variable Universal Life)	# 333-141692

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	# 333-148991

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	# 333-151630

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation08)	# 333-152406

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	# 333-153252

John Hancock Life Insurance Company (U.S.A.) Account A (PVUL09)	# 333-157212

John Hancock Life Insurance Company (U.S.A.) Account A (PVUL12)	# 333-179570

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation 2014)	# 333-193994

John Hancock Life Insurance Company (U.S.A.) Account A (Simplified Life)	# 333-194818

John Hancock Life Insurance Company (U.S.A.) Account A (Protection VUL 2017)	# 333-217721

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation VUL 2019)	# 333-233647

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Accumulation VUL 2019)	# 333-233648

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation Survivorship VUL 2020)	# 333-236446

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VUL 2020)	# 333-236447

John Hancock Life Insurance Company (U.S.A.) Account A (Protection VUL 2021)	# 333-248502

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 03/04)	# 333-100567

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 05)	# 333-126668

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 08)	# 333-152409

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (Accumulator)	# 333-85296

John Hancock Life Insurance Company of New York Account B (Protector)	# 333-88972

John Hancock Life Insurance Company of New York Account B (SPVL)	# 333-33504

John Hancock Life Insurance Company of New York Account B (SVUL)	# 333-100664

John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life Insurance)	# 333-127543

John Hancock Life Insurance Company of New York Account B (Corporate VUL 05)	# 333-131139

John Hancock Life Insurance Company of New York Account B (Accumulation VUL)	# 333-131134

John Hancock Life Insurance Company of New York Account B (Majestic Performance VUL)	# 333-132905

John Hancock Life Insurance Company of New York Account B (Survivorship Variable Universal Life)	# 333-141693

John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	# 333-148992

John Hancock Life Insurance Company of New York Account B (Majestic VULX)	# 333-151631

John Hancock Life Insurance Company of New York Account B (Accumulation08)	# 333-152407

John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	# 333-152408

John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	# 333-153253

John Hancock Life Insurance Company of New York Account B (PVUL09)	# 333-157213

John Hancock Life Insurance Company of New York Account B (PVUL12)	# 333-179571

John Hancock Life Insurance Company of New York Account B (Accumulation 2014)	# 333-193995

John Hancock Life Insurance Company of New York Account B (Simplified Life)	# 333-194819

John Hancock Life Insurance Company of New York Account B (PVUL 17)	# 333-221236

John Hancock Life Insurance Company of New York Account B (Accumulation VUL 2019)	# 333-235396

John Hancock Life Insurance Company of New York Account B (Majestic Accumulation VUL 2019)	# 333-235397

John Hancock Life Insurance Company of New York Account B (Accumulation Survivorship VUL 2020)	# 333-238712

John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VUL 2020)	# 333-238713

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet
Vice President and Chief Counsel